Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Penalty payable	[1]	¥ 31,499	¥ 47,419
Refundable deposits from members, current		15,500	14,899
Payable for investments and acquisitions		5,006	5,006
Payable to former shareholders of acquires		9,279	9,279
Accrued payroll		8,088	29,853
VAT payable		4,581	5,414
Other taxes payable		2,551	2,293
Interests payable		395	308
Others		4,890	2,692
Third-party loans	[2]	47,620	38,446
Amounts reimbursable to employees		1,573	1,602
Total		¥ 130,982	¥ 157,211

[1]	This item represents penalty for early termination of lease, overdue rent and legal proceedings.
[2]	This item represents loans borrowed from third party individuals or companies with annual interest rate from 0% to 10%.